Form N-1A Cover	Nov. 18, 2024
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Registrant Name	HARRIS OAKMARK ETF TRUST
Entity Central Index Key	0002035827
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 18, 2024